Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 107,835	$ 127,149	$ 130,023
Other comprehensive income (loss), net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (net of tax effects of $2,701, $35,960, and $(11,300))	5,018	66,782	(20,985)
Reclassification adjustment for gains on securities available for sale included in net income (net of tax effects of $(13,456), $(6,050), and $(11,623))	(24,990)	(11,235)	(21,586)
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $364, $342, and $2,946)	675	635	5,470
Other comprehensive income, net of tax	(19,297)	56,182	(37,101)
Comprehensive income	$ 88,538	$ 183,331	$ 92,922